                  As filed with the Securities and Exchange Commission on [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-05469
                                                     ---------


                                THE WEXFORD TRUST
                                -----------------
               (Exact name of registrant as specified in charter)



                         5000 STONEWOOD DRIVE, SUITE 300
                         -------------------------------
                             WEXFORD, PA 15090-8388
                             ----------------------
               (Address of principal executive offices) (Zip code)



                              RONALD H. MUHLENKAMP
                              --------------------
                           MUHLENKAMP & COMPANY, INC.
                           --------------------------
                         5000 STONEWOOD DRIVE, SUITE 300
                         -------------------------------
                             WEXFORD, PA 15090-8388
                             ----------------------
                     (Name and address of agent for service)



                        (724) 935-5520 OR (800) 860-3863
                        --------------------------------
               Registrant's telephone number, including area code



Date of fiscal year end: DECEMBER 31, 2005
                         -----------------



Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS

                              Muhlenkamp Fund
  [MUHLENKAMP FUND LOGO] Intelligent Investment Management

ANNUAL REPORT

December 31, 2005

Phone: (800) 860-3863
E-mail: fund@muhlenkamp.com
Web Site: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call 1-800-860-3863 for a current copy of the prospectus. Read it carefully before you invest.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)


Dear Fellow Shareholders:

The Trustees and Management of the Muhlenkamp Fund are pleased to present this Annual Report of your Fund.

2005 proved to be a good year for the economy and a good year for our Fund. Our opinion is that current trends will continue, including the following items:

The U.S. (and the world's) economy continues on a healthy trend of good growth with inflation contained at about 2%.

GDP growth is somewhat slower than it has been, but this is normal after the rebound from a recession.

The Federal Reserve has brought short-term interest rates up to the top-side (at 4%) of a normal range of 1 to 2% above inflation.

Long-term interest rates remain fair in a range of 4 1/2 to 5%.

We believe stocks are priced to return about 8-9%, which we judge to be fair.

We also believe that most industries have ample capacity; so, as investors, we're looking for those companies who are beating their competition.

Ronald H. Muhlenkamp

/s/ Ronald H. Muhlenkamp

President
February, 2006

Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed and should not be considered investment advice.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)


                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2005

                          One    Three     Five     Ten     Fifteen     Since
Muhlenkamp Fund          Year     Year     Year     Year     Year     Inception*
---------------          ----    -----     ----     ----    -------   ----------
Return Before Taxes      7.88%   25.76%   11.74%   15.83%   17.10%      14.61%
Return After Taxes on
 Distributions**         7.74%   25.70%   11.70%   15.61%   16.79%      14.25%
Return After Taxes on
 Distributions and Sale
 of Fund Shares**        5.32%   22.55%   10.27%   14.28%   15.73%      13.35%

S&P 500 Index***         4.91%   14.39%    0.54%    9.07%   11.52%      11.59%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.muhlenkamp.com.

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

  * Operations commenced on November 1, 1988.
 ** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
*** The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)


-----------------------------------------------------
             TOTAL RETURN %      CUMULATIVE RETURN %
          --------------------   --------------------
 PERIOD   MUHLENKAMP   S&P 500   MUHLENKAMP   S&P 500
 ENDING      FUND       INDEX       FUND       INDEX
 ------   ----------   -------   ----------   -------
12/31/96     30.0        23.0       30.0        23.0
12/31/97     33.3        33.4       73.3        64.1
12/31/98      3.2        28.6       78.8       111.0
12/31/99     11.4        21.0       99.2       155.3
12/31/00     25.3        (9.1)     149.6       132.1
12/31/01      9.3       (11.9)     172.8       104.5
12/31/02    (19.9)      (22.1)     118.5        59.3
12/31/03     48.1        28.7      223.7       105.0
12/31/04     24.5        10.9      303.0       127.3
12/31/05      7.9         4.9      334.7       138.5
-----------------------------------------------------

            A HYPOTHETICAL $10,000 INVESTMENT IN THE MUHLENKAMP FUND

                              [PERFORMANCE GRAPH]

The Standard & Poor's 500 Stock Index ("S&P 500 Index") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. This chart assumes an initial gross investment of $10,000 made on 12/31/95. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                                EXPENSE EXAMPLE
                         DECEMBER 31, 2005 (UNAUDITED)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/05 - 12/31/05).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                          EXPENSE EXAMPLE (CONTINUED)
                         DECEMBER 31, 2005 (UNAUDITED)

ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Beginning         Ending          Expenses Paid
                            Account Value    Account Value      During Period
                               7/1/05          12/31/05       7/1/05 - 12/31/05*
                            -------------    -------------    ------------------
Actual                        $1,000.00        $1,042.80            $5.41
Hypothetical
 (5% return before
 expenses)                     1,000.00         1,019.71             5.35

* Expenses are equal to the Fund's annualized expense ratio of 1.05% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

                         ALLOCATION OF PORTFOLIO ASSETS
                   (CALCULATED AS A PERCENTAGE OF NET ASSETS)
                               DECEMBER 31, 2005

                                  [BAR GRAPH]

                              THE MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                       STATEMENT OF ASSETS & LIABILITIES
                               DECEMBER 31, 2005

                                  ASSETS
INVESTMENTS, AT VALUE
 (Cost $2,194,098,563)                                      $3,080,144,680
CASH                                                                   153
RECEIVABLE FOR FUND SHARES SOLD                                  8,732,989
DIVIDENDS RECEIVABLE                                             2,051,057
OTHER ASSETS                                                        90,002
                                                            --------------
      Total assets                                           3,091,018,881
                                                            --------------

                               LIABILITIES
PAYABLE FOR FUND SHARES REDEEMED                                 3,461,054
PAYABLE TO ADVISOR                                               2,445,351
ACCRUED EXPENSES AND OTHER LIABILITIES                             641,022
                                                            --------------
      Total liabilities                                          6,547,427
                                                            --------------
NET ASSETS                                                  $3,084,471,454
                                                            ==============

                                NET ASSETS
PAID IN CAPITAL                                              2,294,820,044
ACCUMULATED NET INVESTMENT LOSS                                   (954,458)
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS SOLD, AND
 OPTION CONTRACTS EXPIRED OR CLOSED                            (95,440,249)
NET UNREALIZED APPRECIATION ON INVESTMENTS                     886,046,117
                                                            --------------
NET ASSETS                                                  $3,084,471,454
                                                            ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 (unlimited number of shares authorized, $.001 par
 value)                                                         36,528,358
                                                            --------------
NET ASSET VALUE PER SHARE                                   $        84.44
                                                            ==============

                       See notes to financial statements.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)


                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
   Dividends
     (Net of foreign taxes withheld of
     $53,056)                                                $ 51,410,893
   Interest                                                     3,600,261
                                                             ------------
       Total investment income                                 55,011,154
                                                             ------------
EXPENSES:
   Investment advisory fees                   $ 24,877,666
   Shareholder servicing and accounting
     costs                                       1,133,211
   Reports to shareholders                         157,505
   Federal & state registration fees               192,134
   Custody fees                                    144,208
   Administration fees                           1,235,180
   Trustees' fees and expenses                     108,274
   Auditor fees                                     26,426
   Legal fees                                       81,795
   Other                                            97,521
                                              ------------
   Total operating expenses before expense
     reductions                                 28,053,920
   Expense reductions (see Note 9)                 (31,169)
                                              ------------
       Total expenses                                          28,022,751
                                                             ------------
NET INVESTMENT INCOME                                          26,988,403
                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
   Net realized loss on:
     Investments                               (40,104,574)
     Written options                              (186,356)
                                              ------------
     Net realized loss                                        (40,290,930)
   Change in net unrealized appreciation on
     investments                               220,684,666
                                              ------------
     Net unrealized gain                                      220,684,666
                                                             ------------
       Net realized and unrealized gain on
        investments                                           180,393,736
                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                  $207,382,139
                                                             ============

                       See notes to financial statements.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)


                      STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED          YEAR ENDED
                                           DECEMBER 31, 2005   DECEMBER 31, 2004
                                           -----------------   -----------------
OPERATIONS:
   Net investment income                    $   26,988,403      $    2,115,093
   Net realized loss on investments sold
     and option contracts expired or
     closed                                    (40,290,930)        (12,346,935)
   Change in net unrealized appreciation
     on investments                            220,684,666         342,830,961
                                            --------------      --------------
      Net increase in net assets
       resulting from operations               207,382,139         332,599,119
                                            --------------      --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                 1,593,884,281         854,435,459
   Dividends reinvested                         26,036,143           2,478,689
   Redemption fees                                 105,737                  --
   Cost of shares redeemed                    (707,256,218)       (352,167,523)
                                            --------------      --------------
      Net increase in net assets
       resulting from capital share
       transactions                            912,769,943         504,746,625
                                            --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                  (27,390,370)         (2,670,986)
                                            --------------      --------------
      Net decrease in net assets
       resulting from distributions to
       shareholders                            (27,390,370)         (2,670,986)
                                            --------------      --------------
      Total increase in net assets           1,092,761,712         834,674,758
NET ASSETS:
   Beginning of year                         1,991,709,742       1,157,034,984
                                            --------------      --------------
   End of year                              $3,084,471,454      $1,991,709,742
                                            ==============      ==============
ACCUMULATED NET INVESTMENT LOSS:            $     (954,458)     $     (578,302)
                                            ==============      ==============

                       See notes to financial statements.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)


                              FINANCIAL HIGHLIGHTS

                                                                YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                              2005         2004         2003           2002          2001
                                             ------       ------       -------       --------       -------
NET ASSET VALUE, BEGINNING OF YEAR           $78.97       $63.51        $42.89         $53.55        $48.98
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                0.76(1)      0.11(2)      (0.02)(2)      (0.06)(1)     (0.11)(1)
   Net realized and unrealized gains
    (losses) on investments                    5.47        15.46         20.64         (10.60)         4.68
                                             ------       ------       -------       --------       -------
     Total from investment operations          6.23        15.57         20.62         (10.66)         4.57
LESS DISTRIBUTIONS:
   From net investment income                 (0.76)       (0.11)         0.00           0.00          0.00
                                             ------       ------       -------       --------       -------
     Total distributions                      (0.76)       (0.11)         0.00           0.00          0.00
                                             ------       ------       -------       --------       -------
NET ASSET VALUE, END OF YEAR                 $84.44       $78.97        $63.51         $42.89        $53.55
                                             ======       ======       =======       ========       =======
TOTAL RETURN                                  7.88%       24.51%        48.07%       (19.92)%         9.33%
NET ASSETS, END OF YEAR (in millions)        $3,084       $1,992        $1,157           $600          $540
RATIO OF OPERATING EXPENSES TO AVERAGE NET
 ASSETS(3)                                    1.06%        1.14%         1.18%          1.17%         1.17%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
 AVERAGE NET ASSETS                           1.02%        0.16%       (0.04)%        (0.10)%       (0.14)%
PORTFOLIO TURNOVER RATE                       6.05%        7.00%         9.15%         11.17%        10.52%

(1) Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2) Net investment income (loss) per share represents net investment income
    (loss) for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each year.
(3) The operating expense ratio includes expense reductions for soft dollar credits and minimum account maintenance fees deposited into the Fund. The ratios excluding expense reductions for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, were 1.06%, 1.14%, 1.18%, 1.18% and 1.21%, respectively (See Note 9).

                         BROKER COMMISSIONS (UNAUDITED)

Some people have asked how much the Muhlenkamp Fund pays in commissions:

For the year ended December 31, 2005, the Fund paid $783,470 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal two cent (2cent) per Fund share and would have increased the operating expense ratio from 1.06% to 1.09%.

                       See notes to financial statements.

                              THE MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005


NAME OF ISSUER OR TITLE OF ISSUE              SHARES          VALUE
COMMON STOCK -- 98.6%
AUTOMOBILES & COMPONENTS -- 3.5%
   Harley-Davidson, Inc.                        400,000   $   20,596,000
   National R.V. Holdings, Inc. (a)             418,350        2,631,421
   Thor Industries, Inc.                      1,447,100       57,985,297
   Winnebago Industries, Inc.                   828,200       27,562,496
                                                          --------------
                                                             108,775,214
                                                          --------------
BANKS -- 1.7%
   Washington Mutual, Inc.                    1,211,687       52,708,384
                                                          --------------
CAPITAL GOODS -- 3.0%
   Eagle Materials, Inc. - Class B              101,332       11,933,870
   Graco Inc.                                   206,707        7,540,671
   The Lamson & Sessions Co. (a)                238,000        5,954,760
   Rush Enterprises, Inc. - Class A (a)         226,605        3,371,882
   Rush Enterprises, Inc. - Class B (a)         282,005        4,060,872
   Terex Corp. (a)                              564,100       33,507,540
   Tyco International Ltd. (b)                  935,600       27,001,416
                                                          --------------
                                                              93,371,011
                                                          --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
   Cendant Corp.                              2,384,900       41,139,525
   PHH Corp.                                     98,000        2,745,960
                                                          --------------
                                                              43,885,485
                                                          --------------
CONSUMER DURABLES -- 7.2%
   American Woodmark Corp.                      470,200       11,656,258
   The Black & Decker Corp.                     706,100       61,402,456
   Masco Corp.                                1,050,000       31,699,500
   Mohawk Industries, Inc. (a)                  400,663       34,849,668
   Polaris Industries, Inc.                     519,200       26,063,840
   Stanley Furniture Co, Inc.                   621,800       14,413,324
   Whirlpool Corp.                              501,400       41,997,264
                                                          --------------
                                                             222,082,310
                                                          --------------
DIVERSIFIED FINANCIALS -- 17.8%
   Capital One Financial Corp.                1,454,700      125,686,080
   Citigroup, Inc.                            2,270,000      110,163,100

                       See notes to financial statements.

                              THE MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2005


NAME OF ISSUER OR TITLE OF ISSUE              SHARES          VALUE
DIVERSIFIED FINANCIALS -- 17.8%
  (CONTINUED)
   Countrywide Financial Corp.                3,191,998   $  109,134,412
   Gamco Investors, Inc. - Class A              121,600        5,293,248
   Fannie Mae                                 1,799,000       87,809,190
   Merrill Lynch & Co, Inc.                   1,431,700       96,969,041
   Morgan Stanley                               243,000       13,787,820
                                                          --------------
                                                             548,842,891
                                                          --------------
ENERGY -- 17.8%
   Anadarko Petroleum Corp.                   1,142,800      108,280,300
   ConocoPhillips                             1,695,400       98,638,372
   Devon Energy Corp.                         1,337,700       83,659,758
   The Houston Exploration Co. (a)              677,000       35,745,600
   Maverick Tube Corp. (a)                      607,200       24,202,992
   Nabors Industries, Ltd. (a)(b)             1,390,000      105,292,500
   Patterson-UTI Energy, Inc.                 2,826,400       93,129,880
   Shellbridge Oil & Gas, Inc. (a)(b)           306,500          374,407
                                                          --------------
                                                             549,323,809
                                                          --------------
FOOD BEVERAGE & TOBACCO -- 3.8%
   Altria Group, Inc.                         1,265,580       94,564,138
   Yum! Brands, Inc.                            485,300       22,750,864
                                                          --------------
                                                             117,315,002
                                                          --------------
FOOTWEAR -- 0.1%
   R.G. Barry Corp. (a)                         322,200        1,984,752
                                                          --------------
HEALTH CARE EQUIPMENT & SERVICES -- 3.5%
   OCA, Inc. (a)                                918,600          367,440
   UnitedHealth Group, Inc.                   1,711,200      106,333,968
                                                          --------------
                                                             106,701,408
                                                          --------------
HOMEBUILDING -- 13.9%
   Beazer Homes USA, Inc.                       678,900       49,451,076
   Centex Corp.                               1,760,000      125,822,400
   Meritage Homes Corp. (a)                     983,200       61,862,944
   NVR, Inc. (a)                                145,000      101,790,000

                       See notes to financial statements.

                              THE MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2005


NAME OF ISSUER OR TITLE OF ISSUE              SHARES          VALUE
HOMEBUILDING -- 13.9% (CONTINUED)
   Pulte Homes, Inc.                            640,460   $   25,208,506
   Toll Brothers, Inc. (a)                    1,873,800       64,908,432
                                                          --------------
                                                             429,043,358
                                                          --------------
INSURANCE -- 9.8%
   The Allstate Corp.                         2,220,200      120,046,214
   American International Group, Inc.         1,746,100      119,136,403
   Fidelity National Financial, Inc.          1,557,094       57,285,488
   Fidelity National Title Group,
     Inc. - Class A                             272,491        6,635,156
                                                          --------------
                                                             303,103,261
                                                          --------------
MATERIALS -- 5.4%
   Cemex S.A. de C.V. - ADR                   2,289,615      135,842,858
   Chaparral Steel Co. (a)                      201,900        6,107,475
   NovaGold Resources Inc. (a)(b)               384,700        3,500,770
   RTI International Metals, Inc. (a)           278,800       10,580,460
   Texas Industries, Inc.                       201,900       10,062,696
                                                          --------------
                                                             166,094,259
                                                          --------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 4.8%
   Johnson & Johnson                          1,277,500       76,777,750
   Marshall Edwards, Inc. (a)                    75,607          472,544
   Novogen Ltd - ADR (a)                        250,360        4,549,041
   Pfizer Inc.                                2,900,000       67,628,000
                                                          --------------
                                                             149,427,335
                                                          --------------
SOFTWARE & SERVICES -- 0.6%
   eResearch Technology, Inc. (a)             1,137,400       17,174,740
                                                          --------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.6%
   Intel Corp.                                   16,000          399,360
   International Business Machines Corp.        140,000       11,508,000
   MasTec, Inc. (a)                             661,700        6,927,999
                                                          --------------
                                                              18,835,359
                                                          --------------

                       See notes to financial statements.

                              THE MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2005


NAME OF ISSUER OR TITLE OF ISSUE              SHARES          VALUE
TELECOMMUNICATION SERVICES -- 3.1%
   Sprint Nextel Corp.                          935,466   $   21,852,486
   Telefonos de Mexico S.A. de C.V. - ADR     3,010,000       74,286,800
                                                          --------------
                                                              96,139,286
                                                          --------------
TRANSPORTATION -- 0.2%
   Yellow Roadway Corp. (a)                     100,000        4,461,000
                                                          --------------
UTILITIES -- 0.4%
   Calpine Corp. (a)                          2,312,100          480,917
   Dynegy, Inc. - Class A (a)                   520,000        2,516,800
   El Paso Corp.                                791,450        9,624,032
                                                          --------------
                                                              12,621,749
                                                          --------------
       Total Common Stocks
        (Cost $2,155,844,496)                              3,041,890,613
                                                          --------------


NAME OF ISSUER OR TITLE OF ISSUE         PRINCIPAL AMOUNT        VALUE
SHORT-TERM INVESTMENT -- 1.2%
   General Electric Capital Corp.
     4.26%, due 01/03/2006                  $38,262,000      $   38,254,067
                                                             --------------
       Total Short-Term Investment
        (Cost $38,254,067)                                       38,254,067
                                                             --------------
TOTAL INVESTMENTS
 (COST $2,194,098,563) -- 99.8%                               3,080,144,680
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.2%                                              4,326,774
                                                             --------------
TOTAL NET ASSETS -- 100.0%                                   $3,084,471,454
                                                             ==============

 ADR American Depository Receipt
  (a)Non income producing.
  (b)Foreign company.

                       See notes to financial statements.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                         NOTES TO FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2005

1. ORGANIZATION
The Wexford Trust (the "Trust") was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the "Fund") is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund will manage its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of significant accounting policies applied by management in the preparation of the accompanying financial statements follows.

a. Investment Valuations -- Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2005

     and duration of the restrictions for holding the securities, and other relevant factors.

     Additionally, a Fund's investments will be valued at fair value by the Pricing Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair valued of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

b. Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c. Foreign currency Translations -- The books and records of the Fund is maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market price of such securities. However, for federal income tax purposes the Fund does isolate and treat the effect of changes in foreign exchange rates on realized gain or loss from the sale of equity securities and

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2005

     payables/receivables arising from trade date and settlement date differences as ordinary income.

d. Investment Transactions and Related Investment Income -- Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities.

e. Federal Taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

f.   Dividends and Distributions to Shareholders of Beneficial
     Interest -- Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

g. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

h.   Options Transactions -- The Fund may write put and call options only if it
     (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2005

     When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

     The Fund may purchase put and call options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Co., Inc. (the "Adviser"), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management. Effective January 1, 2005, the Adviser charges a management fee equal to 1% per annum of the average daily market value of the Fund's net assets up to $1 billion and 0.9% per annum on Fund net assets in excess of $1 billion. Under terms of the advisory agreement, which is approved annually, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund's net assets. Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be reimbursed by the Adviser. The Fund has no obligation to reimburse the Adviser for such payments. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. During 2005, total expenses of $2,368,391 related to such services were performed by U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as custodian for the Fund.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2005

4.  LINE OF CREDIT
The Fund has established a line of credit agreement ("LOC") with U.S. Bank, N.A., which expires April 30, 2006, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowings of the Fund are subject to a $65 million cap on the total LOC. The LOC was not drawn upon during the year and there were no borrowings by the Fund outstanding under the LOC as of December 31, 2005.

5. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:

                                              YEAR ENDED           YEAR ENDED
                                           DECEMBER 31, 2005    DECEMBER 31, 2004
                                           -----------------    -----------------
Shares outstanding, beginning of
 year..................................       25,221,404           18,219,163
Shares sold............................       19,687,151           12,331,151
Dividends reinvested...................          307,296               31,697
Shares redeemed........................       (8,687,493)          (5,360,607)
                                              ----------           ----------
Shares outstanding, end of year........       36,528,358           25,221,404
                                              ==========           ==========

6. OPTION CONTRACTS WRITTEN
The number of option contracts written and the premiums received by the Fund during the year ended December 31, 2005, were as follows:

                                         NUMBER OF CONTRACTS    PREMIUMS RECEIVED
                                         -------------------    -----------------
Options outstanding, beginning of
 year................................           1,660               $ 186,845
Options written......................              --                      --
Options closed.......................            (830)                (85,172)
Options exercised....................              --                      --
Options expired......................            (830)               (101,673)
                                                -----               ---------
Options outstanding, end of year.....              --               $      --
                                                =====               =========

7. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2005 were as follows:

           PURCHASES                           SALES
--------------------------------   ------------------------------
U.S. GOVERNMENT       OTHER        U.S. GOVERNMENT      OTHER
---------------       -----        ---------------      -----
      $0          $1,115,170,083         $0          $152,214,358

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2005

8. FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2005, the Fund had capital loss carryovers as follows:

  Net Capital          Capital Loss
Loss Carryovers*   Carryover Expiration
----------------   --------------------
  $ 3,833,114           12/31/2009
   17,656,856           12/31/2010
   18,459,729           12/31/2011
   12,339,605           12/31/2012
   40,431,141           12/31/2013
----------------
  $92,720,445
================

     * Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Cost of investments                      $2,197,737,371
                                         ==============
Gross tax unrealized appreciation        $  974,023,929
Gross tax unrealized depreciation           (91,616,620)
                                         --------------
Net tax unrealized appreciation          $  882,407,309
                                         ==============
Undistributed ordinary income            $           --
Undistributed long-term capital gain                 --
                                         --------------
Total distributable earnings             $           --
                                         ==============
Other accumulated losses                 $  (92,755,899)
                                         --------------
Total accumulated earnings               $  789,651,410
                                         ==============

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2005

On December 29, 2005, a distribution of $.76 per share was declared and paid to shareholders of record as of December 28, 2005.

On December 29, 2004, a distribution of $.11 per share was declared and paid to shareholders of record as of December 28, 2004.

The tax character of distributions paid were as follows:

                    YEAR ENDED          YEAR ENDED
                 DECEMBER 31, 2005   DECEMBER 31, 2004
                 -----------------   -----------------
Ordinary income     $27,390,370         $2,670,986
                    ===========         ==========

9. EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund's expense ratio. For the year ended December 31, 2005, the Fund's expenses were reduced $31,169 by utilizing minimum account maintenance fees, resulting in a decrease in the expenses being charged to shareholders.

10. REDEMPTION FEE
Effective April 1, 2005, those who buy and sell the Fund within 30 calendar days will incur a 2% redemption fee. For the year ended December 31, 2005, the Fund retained $105,737 in redemption fees which increased paid in capital.

11. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Muhlenkamp Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muhlenkamp Fund (constituting the Wexford Trust, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 17, 2006

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                       ADDITIONAL INFORMATION (UNAUDITED)
                          YEAR ENDED DECEMBER 31, 2005

1. QUALIFIED DIVIDEND INCOME PERCENTAGE
The Fund designated 100% of dividends declared and paid during the year ending December 31, 2005 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

2. CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE
Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 100% of dividends declared and paid during the year ending December 31, 2005 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

3. INFORMATION ABOUT PROXY VOTING
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the Funds' website at www.muhlenkamp.com, and the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period
ending June 30,      is available on the SEC's website at www.sec.gov or by
calling the toll-free number listed above.

4. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov beginning with the filing for the period ended September 30, 2004. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                MUHLENKAMP FUND
                       (A Portfolio of the Wexford Trust)

                             TRUSTEES AND OFFICERS

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS       OTHER
                          POSITION(S)    TERM OF OFFICE           PRINCIPAL           IN COMPLEX   DIRECTORSHIPS
NAME, ADDRESS,               HELD        AND LENGTH OF          OCCUPATION(S)          OVERSEEN        HELD
AND AGE                    WITH FUND      TIME SERVED        DURING PAST 5 YEARS      BY TRUSTEE    BY TRUSTEE
--------------            -----------    --------------      -------------------      ----------   -------------
Independent Trustees:

Alfred E. Kraft           Trustee       Indefinite Term;   An independent               1              None
202 Fan Hollow Road                     Served as          management consultant
Uniontown, PA 15401                     Trustee from       from 1986 to present.
Age: 68                                 1998 to present

Terrence McElligott       Trustee       Indefinite Term;   President of West Penn       1              None
4103 Penn Avenue                        Served as          Brush & Supply, Inc., a
Pittsburgh, PA 15224                    Trustee from       wholesale industrial
Age: 58                                 1998 to present    brush sales company,
                                                           from 1979 to present.
Interested Trustees and Officers:

Ronald H. Muhlenkamp      President,    Indefinite Term;   President and Director       1              None
Muhlenkamp &              Trustee       Served as          of Muhlenkamp & Company,
 Company, Inc.                          President and      Inc., investment adviser
5000 Stonewood Drive,                   Trustee from       to the Fund, from 1987
 Suite 300                              1987 to present    to present.
Wexford, PA 15090
Age: 62

James S. Head             Vice          Indefinite Term;   Executive Vice President     N/A            None
Muhlenkamp &              President,    Served as Vice     of Muhlenkamp & Company,
 Company, Inc.            Treasurer     President and      Inc., investment adviser
5000 Stonewood Drive,                   Treasurer from     to the Fund, from 1999
 Suite 300                              1999 to present    to present; Branch
Wexford, PA 15090                                          Manager, Parker/Hunter
Age: 60                                                    Inc., a securities
                                                           brokerage firm from 1995
                                                           to 1999.

John H. Kunkle, III       Vice          Indefinite Term;   Portfolio analyst with       N/A            None
Muhlenkamp &              President     Served as Vice     Muhlenkamp & Company,
 Company, Inc.                          President from     Inc., investment adviser
5000 Stonewood Drive,                   1999 to present    to the Fund, from 1992
 Suite 300                                                 to present.
Wexford, PA 15090
Age: 43

Jean Leister              Secretary     Indefinite Term;   Executive Assistant with     N/A            None
Muhlenkamp &                            Served as          Muhlenkamp & Company,
 Company, Inc.                          Secretary from     Inc., investment adviser
5000 Stonewood Drive,                   1992 to present    to the Fund, from 1987
 Suite 300                                                 to present.
Wexford, PA 15090
Age: 58

Additional information about the Fund's trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-860-3863.

                               INVESTMENT ADVISER
                           MUHLENKAMP & COMPANY, INC.
                        5000 STONEWOOD DRIVE, SUITE 300
                               WEXFORD, PA 15090

                        ADMINISTRATOR AND TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. MICHIGAN STREET
                              MILWAUKEE, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 WALNUT STREET
                              CINCINNATI, OH 45201

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                             615 E. MICHIGAN STREET
                              MILWAUKEE, WI 53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                            100 E. WISCONSIN AVENUE
                              MILWAUKEE, WI 53202

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is incorporated by reference to the registrant's Form N-CSR filed March 8, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "Other services" provided by the principal accountant were N/A. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

--------------------------------------------------------------------------------
                              FYE  12/31/2005         FYE  12/31/2004
--------------------------------------------------------------------------------
Audit Fees                            20,500                  19,200
Audit-Related Fees                     0                       0
Tax Fees                              6,200                   5,800
All Other Fees                         0                       0
--------------------------------------------------------------------------------


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc. -- not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

--------------------------------------------------------------------------------
Non-Audit Related Fees              FYE  12/31/2005          FYE  12/31/2004
--------------------------------------------------------------------------------
Registrant                                   0                        0
Registrant's Investment Adviser              0                        0
--------------------------------------------------------------------------------



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Incorporated by reference to the Registrant's Form N-CSR filed March 8, 2004.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  The Wexford Trust
                       ----------------------------------------------------

         By (Signature and Title) /s/ Ronald H. Muhlenkamp
                                  -----------------------------------------
                                       Ronald H. Muhlenkamp, President

         Date   March 10, 2006
                -----------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /s/ Ronald H. Muhlenkamp
                                   ----------------------------------------
                                       Ronald H. Muhlenkamp, President

         Date March 10, 2006
             --------------------------------------------------------------

         By (Signature and Title)  /s/ James S. Head
                                   ----------------------------------------
                                       James S. Head, Treasurer


         Date March 10, 2006
             --------------------------------------------------------------





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